Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2013
Operating segment and geographic data
Schedule of revenues by operating segment

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,480	925	9,405
Low Voltage Products	6,276	362	6,638
Process Automation	7,946	210	8,156
Power Products	8,987	1,730	10,717
Power Systems	7,575	277	7,852
Corporate and Other	72	1,505	1,577
Intersegment elimination	—	(5,009)	(5,009)

Consolidated	39,336	—	39,336

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,047	759	8,806
Low Voltage Products	4,953	351	5,304
Process Automation	8,078	222	8,300
Power Products	9,028	1,841	10,869
Power Systems	7,833	268	8,101
Corporate and Other	51	1,508	1,559
Intersegment elimination	—	(4,949)	(4,949)

Consolidated	37,990	—	37,990

Schedule of segment profit by operating segment

($ in millions)	2013	2012	2011
Operational EBITDA:
Discrete Automation and Motion	1,783	1,735	1,664
Low Voltage Products	1,468	1,219	1,059
Process Automation	1,096	1,003	1,028
Power Products	1,637	1,585	1,782
Power Systems	419	290	743
Corporate and Other and Intersegment elimination	(328)	(277)	(262)

Consolidated Operational EBITDA	6,075	5,555	6,014
Depreciation and amortization	(1,318)	(1,182)	(995)
Restructuring and restructuring-related expenses	(252)	(180)	(164)
Acquisition-related expenses and certain non-operational items	(181)	(199)	(107)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	60	135	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	14	(28)	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(11)	(43)	109

Income from operations	4,387	4,058	4,667
Interest and dividend income	69	73	90
Interest and other finance expense	(390)	(293)	(207)

Income from continuing operations before taxes	4,066	3,838	4,550

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discrete Automation and Motion	285	263	251	214	197	202	10,931	9,416	9,195
Low Voltage Products	323	250	116	204	208	149	9,389	9,534	3,333
Process Automation	87	82	83	68	91	72	4,537	4,847	4,777
Power Products	223	209	200	252	259	192	7,669	7,701	7,355
Power Systems	183	174	144	101	194	136	7,905	8,083	7,469
Corporate and Other	217	204	201	267	344	270	7,633	9,489	7,519

Consolidated	1,318	1,182	995	1,106	1,293	1,021	48,064	49,070	39,648

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Schedule of geographic information for revenues and long-lived assets

	Revenues			Long-lived assets at December 31,
($ in millions)	2013	2012	2011	2013	2012
Europe	14,385	14,073	14,657	3,798	3,543
The Americas	12,115	10,699	9,043	1,450	1,347
Asia	11,230	10,750	10,136	850	883
Middle East and Africa	4,118	3,814	4,154	156	174

	41,848	39,336	37,990	6,254	5,947